Note 9 - Leases - Future Minimum Lease Payments (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
2025	$ 907,617
2026	881,562
2027	830,278
2028 and thereafter	1,980,505
Total	5,473,962
Less effects of discounting	(1,251,292)
Lease liability recognized	$ 4,222,670	$ 1,353,898